Regan Total Return Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES ― 33.3%
	ACE Securities Corp Home Equity Loan Trust
322,601	Series 2006-ASL1, 0.428%, 2/25/2036 (1)	$86,323
	American Home Mortgage Investment Trust
119,887	Series 2007-A, 1.048%, 7/25/2046 (1)(2)	51,499
	Amortizing Residential Collateral Trust
62,284	Series 2004-1, Class M3, 1.648%, 10/25/2034 (1)	60,190
	Argent Securities Trust
315,303	Series 2006-W4, 0.688%, 5/25/2036 (1)(a)	99,636
	BCMSC Trust
140,180	Series 1999-B, 6.975%, 12/15/2029 (1)	32,294
	Citigroup Mortgage Loan Trust
84,698	Series 2010-8, 3.140%, 11/19/2035 (1)(2)	78,506
	Countrywide Asset-Backed Certificates
253,618	Series 2007-QX1, 0.649%, 5/25/2037 (1)	205,032
	Credit-Based Asset Servicing and Securitization LLC
26,657	Series 2004-CB7, Class B-1, 2.773%, 10/25/2034 (1)	27,019
	GSAMP Trust 2006-S1
821,262	Series 2006-S1, 0.428%, 11/25/2035 (1)	140,471
	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2000-C
94,886	Series 2000-C, 7.340%, 2/25/2030	96,765
	Merrill Lynch Mortgage Investors Trust Series
357,677	Series 2006-HE3, 0.328%, 6/25/2037 (1)(a)	126,975
	Morgan Stanley ABS Capital I Inc Trust
178,831	Series 2007-HE4, 0.378%, 2/25/2037 (1)(a)	61,876
	UCFC Manufactured Housing Contract
71,745	Series 1996-1, 7.900%, 1/15/2028 (1)	67,073
		1,133,659
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,196,372)	1,133,659

	MORTGAGE BACKED SECURITIES ― 51.2%
	Alternative Loan Trust
42,644	Series 2005-51, 0.784%, 11/20/2035 (1)(a)	36,940
	Alternative Loan Trust
38,433	Series 2005-J1, 5.500%, 2/25/2025	38,960
	Banc of America Funding Corp
47,967	Series 2002-1, 7.000%, 5/20/2032	48,073
	Bear Stearns Asset Backed Securities I Trust
194,165	Series 2004-AC2, 5.250%, 5/25/2034	198,070
	CHL Mortgage Pass-Through Trust
451,655	Series 2005-19, 0.498%, 8/25/2035 (1)	140,040
	Citicorp Mortgage Securities Trust Series
70,776	Series 2007-1, 6.000%, 1/25/2037 (a)	63,061
	CSFB Mortgage-Backed Pass-Through Certificates Series
310,500	Series 2005-10, 5.500%, 11/25/2035	206,691
	GSR Mortgage Loan Trust
118,044	Series 2006-3F, 5.750%, 3/25/2036	122,848
	IndyMac IMSC Mortgage Loan Trust
30,773	Series 2007-F3, 6.500%, 9/25/2037 (a)	21,603
	IndyMac INDX Mortgage Loan Trust
169,543	Series 2006-AR33, 3.675%, 1/25/2037 (1)	149,016
	Lehman Mortgage Trust
111,292	Series 2005-3, 6.000%, 1/25/2036 (a)	111,292
	Lehman Mortgage Trust
270,382	Series 2006-6, 0.648%, 12/25/2036 (1)	149,136
	MASTR Asset Securitization Trust
38,646	Series 2007-1, 6.000%, 10/25/2022 (1)	29,485
	Morgan Stanley Mortgage Loan Trust
57,110	Series 2004-6AR, 2.649%, 8/25/2034 (1)(a)	52,184
	Prime Mortgage Trust
145,541	Series 2005-1, 5.500%, 9/25/2035 (2)	147,170
	RBSSP Resecuritization Trust
122,278	Series 2009-1, 6.000%, 8/26/2035 (1)(2)	120,951
	WaMu Mortgage Pass-Through Certificates Series Trust
107,807	Series 2007-HY1, 3.675%, 2/25/2037 (1)	103,931
		1,739,451
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $1,740,732)	1,739,451

	SHORT TERM INVESTMENTS ― 8.4%
	Money Market Funds - 8.4%
284,361	First American Government Obligations Fund - 0.04% (3)	284,361
	TOTAL SHORT TERM INVESTMENTS
	(Cost $284,361)	284,361

	TOTAL INVESTMENTS ― 92.9%
	(Cost $3,221,465)	3,157,471
	Other Assets in Excess of Liabilities ― 7.1%	241,205
	TOTAL NET ASSETS ― 100.0%	$3,398,676

(1)	Variable Rate security. Rates disclosed are as of December 31, 2020.
(2)	Restricted security deemed liquid. The total market value of these securities was $398,126 (11.7% of total net assets) as of December 31, 2020.
(3)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
(a)	Value determined using observable inputs.

Valuation of Investments (Unaudited)
The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as December 31, 2020:

Regan Total Return Income Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$1,133,659	$-	$1,133,659
Mortgage Backed Securities	-	1,739,451	-	1,739,451
Short Term Investments	284,361	-	-	284,361
Total	$284,361	$2,299,543	$573,567	$3,157,471

Please refer to the Schedule of Investments for further classification.